SHORT-TERM INVESTMENTS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Short-term investments	$ 13,373	$ 17,501	$ 1,169,741
Money market funds
SHORT-TERM INVESTMENTS
Short-term investments	7,894		$ 1,169,741
Financial assets at fair value through profit or loss
SHORT-TERM INVESTMENTS
Short-term investments	$ 5,479	$ 17,501